Income Tax Expense (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Income Tax Expense [Abstract]
Statutory income tax rate	25.00%
Income tax expense
Effective income tax rate
Tax Jurisdiction of Domicile [Extensible Enumeration]	Effective income tax rate